Stock Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted	$ 3.90	$ 1.75	$ 3.90	$ 1.75	$ 2.10
Forfeiture rate for options granted to employees			5.00%		5.00%
Forfeiture rate for options granted to directors			0.00%		0.00%
Purchase of common stock	2,548,264		2,548,264		2,128,264
Exercise price of options, Minimum	$ 0.65				$ 0.65
Exercise price of options, Maximum	$ 7.50				$ 7.50
Stock-based compensation	$ 429,000	$ 160,000	$ 1,057,000	$ 374,000	$ 114,000	$ (79,000)
Maximum shares of common stock authorized for issuance and available for future grants					3,000,000
Shares of common stock available for future grants					871,736
Weighted-average remaining contractual life of options outstanding					9 years 4 months 24 days
Weighted-average remaining contractual life of options exercisable					9 years 4 months 21 days
Aggregate intrinsic value of options outstanding					1,900
Aggregate intrinsic value of exercisable options					950
RXi [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation					968,000	2,111,000
Unrecognized compensation cost					3,859,000
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted					$ 0.47	$ 0.98
Forfeiture rate for options granted to employees					15.00%
Forfeiture rate for options granted to directors					0.00%
Purchase of common stock	477,191		477,191		477,191
Options outstanding	468,941		468,941
Stock-based compensation	$ 3,100	$ 32,000	$ 6,800	$ 246,000	$ 283,000	$ 2,111,000
Forfeiture rate for options granted to senior management					8.00%